Summary of Significant Accounting Policies - Forward Purchase Agreement (Details) $ / shares in Units, $ in Thousands			12 Months Ended
	Feb. 08, 2023 shares	Feb. 03, 2023 USD ($) financial_instrument consecutiveTradingDay tradingDay $ / shares shares	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Derivative [Line Items]
Shares issued in transaction (in shares)	196,222,737
Trigger share price (usd per share) | $ / shares		$ 3.00
Maturity Date Acceleration, Trading Days | tradingDay		50
Maturity Date Acceleration, Consecutive Trading Days | consecutiveTradingDay		60
Gain on extinguishment of debt | $			$ 0	$ 0	$ 3,065
Forward Contracts
Derivative [Line Items]
Shares issued in transaction (in shares)		5,916,514
Sale of stock price (usd per share) | $ / shares		$ 10.16
Purchase price | $		$ 60,096
Derivative term		3 years
Number of Freestanding Financial Instruments | financial_instrument		3
Forward purchase agreement prepayment | $		$ 60,547
Forward Contracts | Maturity Consideration
Derivative [Line Items]
Shares to issue (in shares)		7,500,000
Maturity consideration (usd per share) | $ / shares		$ 2.00
Maturity consideration (in shares)		500,000
Maturity consideration, amount | $		$ 5,079
Forward Contracts | Fixed Maturity Consideration
Derivative [Line Items]
Shares issued in transaction (in shares)		5,916,513
Shares to issue (in shares)		7,500,000
Maturity consideration (usd per share) | $ / shares		$ 2.00
Maturity consideration, amount | $		$ 3,167